SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2021 SGD ($)
Right-of-use Rou Assets And Lease Payable
2022	$ 205
2023	206
2024	201
2025	185
2026	84
Thereafter	672
Total	$ 1,553